The Gabelli Small Cap Growth Fund
Schedule of Investments — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99 .0%
Aerospace — 0 .2%
31,000 Allient Inc. ................................................ $ 1,125,610
2,500 Embraer SA , ADR ..................................... 142,275
58,000 Innovative Solutions and Support Inc. † ..... 805,040
7,000 Kratos Defense & Security Solutions Inc. † 325,150
11,200 Spirit AeroSystems Holdings Inc. , Cl. A † ... 427,280
2,825,355
Agriculture — 0 .1%
10,000 Cadiz Inc. † ............................................... 29,900
60,000 Limoneira Co. ........................................... 939,000
968,900
Automotive — 0 .7%
29,000 Blue Bird Corp. † ....................................... 1,251,640
500,000 Iveco Group NV ........................................ 9,835,882
50,000 The Shyft Group Inc. ................................ 627,000
11,714,522
Automotive: Parts and Accessories — 5 .0%
147,500 BorgWarner Inc. ....................................... 4,938,300
832,000 Brembo NV .............................................. 7,958,042
94,022 China Automotive Systems Inc. ................ 383,610
80,000 Commercial Vehicle Group Inc. † ............... 132,800
1,073,500 Dana Inc. ................................................. 18,410,525
100,000 Garrett Motion Inc. ................................... 1,051,000
225,500 Modine Manufacturing Co. † ...................... 22,211,750
80,000 Monro Inc. ............................................... 1,192,800
64,500 O'Reilly Automotive Inc. † ......................... 5,813,385
29,000 Phinia Inc. ................................................ 1,290,210
45,000 Puradyn Filter Technologies Inc. † .............. 4
187,000 Standard Motor Products Inc. ................... 5,744,640
250,100 Strattec Security Corp. † ............................ 15,558,721
18,400 Thor Industries Inc. .................................. 1,634,104
86,319,891
Aviation: Parts and Services — 1 .8%
20,000 AAR Corp. † .............................................. 1,375,800
9,500 Astronics Corp. † ...................................... 318,060
25,000 Astronics Corp. , Cl. B † ............................. 817,550
56,000 Ducommun Inc. † ..................................... 4,627,280
87,500 Moog Inc. , Cl. A ....................................... 15,834,875
18,212 Moog Inc. , Cl. B ....................................... 3,058,159
18,500 Woodward Inc. ......................................... 4,534,165
30,565,889
Broadcasting — 1 .5%
6,400 Beasley Broadcast Group Inc. , Cl. A † ........ 26,624
10,000 Cogeco Communications Inc. ................... 521,755
24,000 Cogeco Inc. .............................................. 1,184,887
175,000 Corus Entertainment Inc. , Cl. B † ............... 12,851
35,500 Fox Corp. , Cl. A ........................................ 1,989,420
5,800 Fox Corp. , Cl. B ........................................ 299,454
25,000 Gray Media Inc. ........................................ 113,250
Shares
Market
Value
71,700 Gray Media Inc. , Cl. A ............................... $ 778,662
700,000 Grupo Televisa SAB , ADR ......................... 1,533,000
100,000 ITV plc ..................................................... 113,175
13,000 Liberty Broadband Corp. , Cl. A † ................ 1,271,660
11,000 Liberty Broadband Corp. , Cl. C † ................ 1,082,180
20,000 Liberty Media Corp.-Liberty Formula One ,
Cl. A † ................................................... 1,899,200
27,000 Liberty Media Corp.-Liberty Formula One ,
Cl. C † ................................................... 2,821,500
22,000 Nexstar Media Group Inc. ......................... 3,804,900
100,000 Salem Media Group Inc. † ......................... 85,020
133,000 Sirius XM Holdings Inc. ............................ 3,055,010
95,000 Sphere Entertainment Co. † ....................... 3,971,000
15,000 TEGNA Inc. .............................................. 251,400
42,000 Townsquare Media Inc. , Cl. A .................... 332,220
25,147,168
Building and Construction — 4 .6%
72,700 Arcosa Inc. ............................................... 6,303,817
200,000 Armstrong Flooring Inc. † .......................... 20
7,000 D.R. Horton Inc. ....................................... 902,440
31,500 Gibraltar Industries Inc. † .......................... 1,858,500
164,000 Herc Holdings Inc. .................................... 21,597,160
37,500 KB Home ................................................. 1,986,375
3,000 Legacy Housing Corp. † ............................ 67,980
316,500 Lennar Corp. , Cl. B ................................... 33,311,625
2,000 Meritage Homes Corp. .............................. 133,940
1,050 NVR Inc. † ................................................ 7,754,943
22,000 PulteGroup Inc. ........................................ 2,320,120
417 The Monarch Cement Co. ......................... 99,663
70,500 Titan Machinery Inc. † ............................... 1,396,605
5,200 Toll Brothers Inc. ...................................... 593,476
78,326,664
Business Services — 2 .7%
13,000 ACCO Brands Corp. .................................. 46,540
1,300,000 Clear Channel Outdoor Holdings Inc. † ....... 1,521,000
57,000 Element Solutions Inc. .............................. 1,291,050
22,900 Keweenaw Land Association Ltd. † ............ 707,633
34,500 Live Nation Entertainment Inc. † ................ 5,219,160
40,000 Loomis AB ............................................... 1,681,024
86,500 Madison Square Garden Entertainment
Corp. † .................................................. 3,457,405
13,600 McGrath RentCorp ................................... 1,577,056
30,867 Outfront Media Inc. , REIT ......................... 503,749
79,000 Ranpak Holdings Corp. † ........................... 282,030
18,400 RB Global Inc. .......................................... 1,953,896
350,000 S4 Capital plc ........................................... 122,029
20,000 Sealed Air Corp. ....................................... 620,600
345,000 Sohgo Security Services Co. Ltd. .............. 2,416,114
55,000 The Interpublic Group of Companies Inc. .. 1,346,400
25,000 TransAct Technologies Inc. † ..................... 90,250
1,600,000 Trans-Lux Corp. † ...................................... 472,320

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Business Services (Continued)
31,300 United Rentals Inc. ................................... $ 23,581,420
46,889,676
Cable — 0 .1%
56,000 AMC Networks Inc. , Cl. A † ........................ 351,120
57,000 EchoStar Corp. , Cl. A † .............................. 1,578,900
183,000 WideOpenWest Inc. † ................................ 742,980
2,673,000
Communications Equipment — 0 .2%
141,500 Telesat Corp. † .......................................... 3,458,260
Computer Software and Services — 1 .5%
362,000 Alithya Group Inc. , Cl. A † .......................... 647,980
10,700 MKS Inc. .................................................. 1,063,152
18,800 Rockwell Automation Inc. ......................... 6,244,796
30,000 Stratasys Ltd. † ......................................... 344,100
30,100 Tyler Technologies Inc. † ........................... 17,844,484
26,144,512
Consumer Products — 1 .3%
190,000 1-800-Flowers.com Inc. , Cl. A † ................. 934,800
67,000 Brunswick Corp. ....................................... 3,701,080
32,000 Chofu Seisakusho Co. Ltd. ........................ 405,986
39,000 Church & Dwight Co. Inc. ......................... 3,748,290
5,000 Edgewell Personal Care Co. ...................... 117,050
90,000 Energizer Holdings Inc. ............................. 1,814,400
2,000 Harley-Davidson Inc. ................................ 47,200
2,500 Kobayashi Pharmaceutical Co. Ltd. ........... 93,625
3,000 LCI Industries .......................................... 273,570
216,000 Marine Products Corp. .............................. 1,838,160
7,000 National Presto Industries Inc. .................. 685,720
250,000 Sally Beauty Holdings Inc. † ...................... 2,315,000
210,000 Samick Musical Instruments Co. Ltd. ........ 202,438
3,700 Shimano Inc. ............................................ 537,124
9,500 Steven Madden Ltd. .................................. 227,810
17,800 The Scotts Miracle-Gro Co. ....................... 1,174,088
9,500 WD-40 Co. ............................................... 2,166,855
120,000 Wolverine World Wide Inc. ....................... 2,169,600
22,452,796
Consumer Services — 0 .8%
2,625 Angi Inc. † ................................................ 40,057
53,000 Bowlin Travel Centers Inc. † ....................... 213,325
5,000 IAC Inc. † .................................................. 186,700
179,500 OPENLANE Inc. † ...................................... 4,388,775
160,000 Rollins Inc. ............................................... 9,027,200
13,856,057
Diversified Industrial — 13 .1%
10,000 Acuity Inc. ................................................ 2,983,400
50,500 Albany International Corp. , Cl. A ................ 3,541,565
205,000 Ampco-Pittsburgh Corp. † ......................... 606,800
25,000 Ardagh Group SA † ................................... 152,250
Shares
Market
Value
25,000 Arq Inc. † .................................................. $ 134,250
79,000 Burnham Holdings Inc. , Cl. A .................... 1,896,000
339,500 Crane Co. ................................................. 64,467,655
127,500 Crane NXT Co. .......................................... 6,872,250
94,000 Distribution Solutions Group Inc. † ............ 2,582,180
5,000 Enerpac Tool Group Corp. ......................... 202,800
45,000 Enpro Inc. ................................................ 8,619,750
103,500 Greif Inc. , Cl. A ......................................... 6,726,465
93,500 Greif Inc. , Cl. B ......................................... 6,452,435
175,500 Griffon Corp. ............................................ 12,700,935
31,500 Hyster-Yale Inc. ........................................ 1,253,070
16,000 INNOVATE Corp. † ..................................... 82,400
6,000 JSP Corp. ................................................ 78,539
114,000 L.B. Foster Co. , Cl. A † ............................... 2,493,180
36,500 Lincoln Electric Holdings Inc. .................... 7,567,180
30,000 Lindsay Corp. ........................................... 4,327,500
42,000 Matthews International Corp. , Cl. A ........... 1,004,220
969,000 Myers Industries Inc. ................................ 14,040,810
138,000 Oil-Dri Corp. of America ............................ 8,140,620
18,000 Olin Corp. ................................................ 361,620
324,500 Park-Ohio Holdings Corp. ......................... 5,795,570
12,500 Pentair plc ................................................ 1,283,250
13,400 Roper Technologies Inc. ........................... 7,595,656
53,200 Sonoco Products Co. ................................ 2,317,392
46,800 Standex International Corp. ....................... 7,323,264
84,500 Steel Partners Holdings LP † ..................... 3,341,975
13,000 T. Hasegawa Co. Ltd. ................................ 265,407
7,000 Terex Corp. .............................................. 326,830
331,500 Textron Inc. .............................................. 26,616,135
695,000 Tredegar Corp. † ....................................... 6,116,000
215,500 Trinity Industries Inc. ................................ 5,820,655
224,090,008
Electronics — 3 .1%
101,300 Badger Meter Inc. ..................................... 24,813,435
65,500 Bel Fuse Inc. , Cl. A ................................... 5,885,175
388,500 CTS Corp. ................................................ 16,553,985
58,000 Daktronics Inc. † ....................................... 876,960
120,000 Gentex Corp. ............................................ 2,638,800
20,000 IMAX Corp. † ............................................ 559,200
20,000 Napco Security Technologies Inc. .............. 593,800
30,000 Renesas Electronics Corp. ........................ 372,695
59,000 Stoneridge Inc. † ....................................... 415,360
52,709,410
Energy and Utilities — 2 .1%
32,000 APA Corp. ................................................ 585,280
9,800 Chesapeake Utilities Corp. ........................ 1,178,156
35,000 CMS Energy Corp. .................................... 2,424,800
20,000 Consolidated Water Co. Ltd. ...................... 600,400
35,100 Diamondback Energy Inc. ......................... 4,822,740
74,000 Energy Recovery Inc. † .............................. 945,720
8,000 H2O America ............................................ 415,760

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
20,000 Hawaiian Electric Industries Inc. † .............. $ 212,600
111,000 Innovex International Inc. † ....................... 1,733,820
30,000 Landis+Gyr Group AG ............................... 2,102,212
19,000 Marathon Petroleum Corp. ........................ 3,156,090
3,500 Middlesex Water Co. ................................. 189,630
73,000 Northwest Natural Holding Co. .................. 2,899,560
21,500 Northwestern Energy Group Inc. ............... 1,102,950
9,100 Otter Tail Corp. ......................................... 701,519
43,000 RGC Resources Inc. ................................. 962,340
1,680,000 RPC Inc. .................................................. 7,946,400
27,500 Southwest Gas Holdings Inc. .................... 2,045,725
5,400 Spire Inc. ................................................. 394,146
31,000 The York Water Co. ................................... 979,600
50,000 Vestas Wind Systems A/S ......................... 750,108
57,500 XPLR Infrastructure LP ............................. 471,500
36,621,056
Entertainment — 3 .0%
166,321 Atlanta Braves Holdings Inc. , Cl. A † .......... 8,184,656
242,000 Atlanta Braves Holdings Inc. , Cl. C † .......... 11,318,340
100,000 Inspired Entertainment Inc. † ..................... 817,000
16,856 Liberty Media Corp.-Liberty Live , Cl. A † .... 1,339,715
9,768 Liberty Media Corp.-Liberty Live , Cl. C † .... 792,771
525,000 Lionsgate Studios Corp. † ......................... 3,050,250
36,500 Madison Square Garden Sports Corp. † ..... 7,626,675
116,000 Manchester United plc , Cl. A † ................... 2,065,960
300,000 Ollamani SAB † ......................................... 799,382
240,000 Sinclair Inc. .............................................. 3,316,800
42,000 Starz Entertainment Corp. † ....................... 674,940
7,800 Take-Two Interactive Software Inc. † .......... 1,894,230
3,500 The Walt Disney Co. ................................. 434,035
43,300 TKO Group Holdings Inc. .......................... 7,878,435
35,000 Universal Entertainment Corp. † ................. 235,999
104,000 Warner Bros Discovery Inc. † .................... 1,191,840
51,621,028
Environmental Services — 0 .8%
57,000 Republic Services Inc. .............................. 14,056,770
Equipment and Supplies — 19 .4%
17,200 A.O. Smith Corp. ...................................... 1,127,804
379,100 AMETEK Inc. ............................................ 68,601,936
45,000 Ardagh Metal Packaging SA ...................... 192,600
54,500 AZZ Inc. ................................................... 5,149,160
9,200 Chart Industries Inc. † ............................... 1,514,780
310,000 Core Molding Technologies Inc. † .............. 5,142,900
89,500 Crown Holdings Inc. ................................. 9,216,710
2,025 Danaher Corp. .......................................... 400,019
100,000 Donaldson Co. Inc. ................................... 6,935,000
38,200 Entegris Inc. ............................................. 3,080,830
166,000 Federal Signal Corp. ................................. 17,665,720
235,500 Flowserve Corp. ....................................... 12,328,425
Shares
Market
Value
150,000 Franklin Electric Co. Inc. ........................... $ 13,461,000
405,000 Graco Inc. ................................................ 34,817,850
30,500 IDEX Corp. ............................................... 5,354,885
125,000 Interpump Group SpA .............................. 5,203,594
6,200 Littelfuse Inc. ........................................... 1,405,726
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 935,731
65,000 Minerals Technologies Inc. ....................... 3,579,550
6,000 MSA Safety Inc. ....................................... 1,005,180
749,000 Mueller Industries Inc. .............................. 59,523,030
228,200 Mueller Water Products Inc. , Cl. A ............. 5,485,928
3,500 Teleflex Inc. .............................................. 414,260
161,500 Tennant Co. .............................................. 12,513,020
725,000 The Gorman-Rupp Co. .............................. 26,622,000
82,500 The Greenbrier Companies Inc. ................. 3,799,125
50,500 The Manitowoc Co. Inc. † .......................... 607,010
50,000 The Middleby Corp. † ................................ 7,200,000
36,000 The Timken Co. ........................................ 2,611,800
30,000 The Toro Co. ............................................ 2,120,400
4,600 Valmont Industries Inc. ............................. 1,502,222
7,875 Watsco Inc. , Cl. B ..................................... 3,484,727
40,400 Watts Water Technologies Inc. , Cl. A ......... 9,933,956
45,000 Xerox Holdings Corp. ............................... 237,150
333,174,028
Financial Services — 6 .9%
5,500 Ameris Bancorp ....................................... 355,850
44,200 Atlantic Union Bankshares Corp. ............... 1,382,576
2,000 Capital City Bank Group Inc. ..................... 78,700
12,300 Capitol Federal Financial Inc. ..................... 75,030
20,800 Crazy Woman Creek Bancorp Inc. ............. 621,400
43,000 Eagle Bancorp Inc. ................................... 837,640
325,000 Energy Transfer LP ................................... 5,892,250
208 Farmers & Merchants Bank of Long Beach 1,148,160
310,000 Flushing Financial Corp. ............................ 3,682,800
66,000 FNB Corp. ................................................ 962,280
370,000 GAM Holding AG † .................................... 47,565
25,000 Hanover Bancorp Inc. ............................... 572,250
2,000 HomeTrust Bancshares Inc. ...................... 74,820
270,000 Hope Bancorp Inc. .................................... 2,897,100
410,000 Huntington Bancshares Inc. ...................... 6,871,600
633,000 KKR & Co. Inc. ......................................... 84,207,990
78,000 Medallion Financial Corp. .......................... 743,340
11,000 PROG Holdings Inc. .................................. 322,850
11,500 Southern First Bancshares Inc. † ............... 437,345
47,000 Synovus Financial Corp. ........................... 2,432,250
16,000 TFS Financial Corp. ................................... 207,200
14,500 Thomasville Bancshares Inc. ..................... 1,160,000
2,000 USCB Financial Holdings Inc. .................... 33,080
221,000 Valley National Bancorp ............................ 1,973,530
34,308 Value Line Inc. ......................................... 1,343,158
10,000 Waterloo Investment Holdings Ltd. † (a) ..... 5,000

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
130,000 Wright Investors' Service Holdings Inc. † ... $ 23,400
118,389,164
Food and Beverage — 4 .3%
423,000 Arca Continental SAB de CV ...................... 4,481,462
12,500 BellRing Brands Inc. † ............................... 724,125
74,000 Brown-Forman Corp. , Cl. A ....................... 2,032,780
40,000 Bull-Dog Sauce Co. Ltd. ............................ 505,260
82,000 China Tontine Wines Group Ltd. † .............. 4,492
266,500 Crimson Wine Group Ltd. † ....................... 1,465,750
218,000 Denny's Corp. † ........................................ 893,800
500,000 Dynasty Fine Wines Group Ltd. † ............... 19,745
100,000 Farmer Brothers Co. † ............................... 137,000
400,000 Flowers Foods Inc. ................................... 6,392,000
114,000 ITO EN Ltd. .............................................. 2,585,494
92,000 Iwatsuka Confectionery Co. Ltd. ................ 1,892,323
22,500 J & J Snack Foods Corp. .......................... 2,551,725
24,000 John B Sanfilippo & Son Inc. .................... 1,517,760
90,000 Kameda Seika Co. Ltd. .............................. 2,503,038
1,200,000 Kikkoman Corp. ........................................ 11,149,613
120,000 Krispy Kreme Inc. ..................................... 349,200
598,000 Maple Leaf Foods Inc. .............................. 12,458,425
12,000 MEIJI Holdings Co. Ltd. ............................ 265,574
8,000 MGP Ingredients Inc. ................................ 239,760
124,000 Morinaga Milk Industry Co. Ltd. ................ 2,787,320
8,000 National Beverage Corp. † ......................... 345,920
130,500 Nissin Foods Holdings Co. Ltd. ................. 2,714,578
12,000 Post Holdings Inc. † .................................. 1,308,360
100,000 Premier Foods plc .................................... 273,706
60,000 Rock Field Co. Ltd. ................................... 649,144
3,500 The Boston Beer Co. Inc. , Cl. A † ............... 667,835
62,000 The Hain Celestial Group Inc. † .................. 94,240
55,000 The J.M. Smucker Co. .............................. 5,401,000
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 915,611
34,300 Tootsie Roll Industries Inc. ....................... 1,147,335
370,000 Vina Concha y Toro SA ............................. 426,942
950,000 Vitasoy International Holdings Ltd. ............ 1,110,963
20,000 Willamette Valley Vineyards Inc. † .............. 110,400
15,000 WK Kellogg Co. ........................................ 239,100
205,000 Yakult Honsha Co. Ltd. ............................. 3,861,411
74,223,191
Food and Staples Retailing — 0 .1%
65,000 United Natural Foods Inc. † ....................... 1,515,150
Health Care — 3 .1%
1,400 Align Technology Inc. † ............................. 265,062
6,700 Bio-Rad Laboratories Inc. , Cl. A † .............. 1,616,844
12,500 Bruker Corp. ............................................ 515,000
600 Chemed Corp. .......................................... 292,158
21,000 CONMED Corp. ........................................ 1,093,680
50,000 Dexcom Inc. † ........................................... 4,364,500
Shares
Market
Value
28,500 Electromed Inc. † ...................................... $ 626,715
56,000 Evolent Health Inc. , Cl. A † ......................... 630,560
212,000 Globus Medical Inc. , Cl. A † ....................... 12,512,240
26,500 GRAIL Inc. † ............................................. 1,362,630
70,000 Henry Schein Inc. † ................................... 5,113,500
27,700 ICU Medical Inc. † ..................................... 3,660,555
32,700 Masimo Corp. † ........................................ 5,500,794
88,000 Neogen Corp. † ......................................... 420,640
14,000 NeoGenomics Inc. † .................................. 102,340
30,000 Neuronetics Inc. † ..................................... 104,700
170,000 OPKO Health Inc. † .................................... 224,400
141,000 Orthofix Medical Inc. † .............................. 1,572,150
70,500 QuidelOrtho Corp. † ................................... 2,031,810
22,000 Seikagaku Corp. ....................................... 93,650
22,000 STERIS plc ............................................... 5,284,840
19,000 Straumann Holding AG ............................. 2,479,614
3,000 Stryker Corp. ............................................ 1,186,890
20,300 SurModics Inc. † ....................................... 603,113
100 Teladoc Health Inc. † ................................. 871
400 The Cooper Companies Inc. † .................... 28,464
38,000 United-Guardian Inc. ................................ 302,480
50,000 Zimvie Inc. † ............................................. 467,500
52,457,700
Home Furnishings — 0 .3%
161,500 Bassett Furniture Industries Inc. ............... 2,454,800
5,000 Ethan Allen Interiors Inc. .......................... 139,250
48,800 La-Z-Boy Inc. ........................................... 1,813,896
4,407,946
Hotels and Gaming — 3 .6%
40,000 Boyd Gaming Corp. .................................. 3,129,200
189,500 Canterbury Park Holding Corp. ................. 3,644,085
129,800 Churchill Downs Inc. ................................ 13,109,800
120,000 Formosa International Hotels Corp. ........... 786,663
533,500 Full House Resorts Inc. † ........................... 1,952,610
48,000 Gaming and Leisure Properties Inc. , REIT . 2,240,640
750,000 Genting Singapore Ltd. ............................. 421,746
122,000 Golden Entertainment Inc. ........................ 3,590,460
2,250,000 Mandarin Oriental International Ltd. .......... 4,297,500
3,000 Penn Entertainment Inc. † ......................... 53,610
234,000 Ryman Hospitality Properties Inc. , REIT .... 23,088,780
2,500,000 The Hongkong & Shanghai Hotels Ltd. † .... 1,751,604
160,000 The Marcus Corp. ..................................... 2,697,600
13,300 Wynn Resorts Ltd. ................................... 1,245,811
62,010,109
Machinery — 2 .4%
349,300 Astec Industries Inc. ................................. 14,562,317
1,400,000 CNH Industrial NV .................................... 18,144,000
100,000 Kennametal Inc. ....................................... 2,296,000
4,300 Nordson Corp. ......................................... 921,791
156,000 The Eastern Co. ........................................ 3,559,920

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Machinery (Continued)
150,000 Twin Disc Inc. ........................................... $ 1,324,500
40,808,528
Manufactured Housing and Recreational
Vehicles — 1 .5%
39,500 Cavco Industries Inc. † .............................. 17,159,985
73,700 Champion Homes Inc. † ............................ 4,614,357
74,908 Nobility Homes Inc. .................................. 2,116,151
51,500 Winnebago Industries Inc. ........................ 1,493,500
25,383,993
Metals and Mining — 0 .1%
45,000 Ivanhoe Mines Ltd. , Cl. A † ........................ 338,058
95,000 Kinross Gold Corp. ................................... 1,484,850
1,822,908
Publishing — 0 .4%
2,700 Graham Holdings Co. , Cl. B ....................... 2,554,659
4,500 John Wiley & Sons Inc. , Cl. B ................... 203,130
50,000 Lee Enterprises Inc. † ................................ 317,500
34,000 News Corp. , Cl. A ..................................... 1,010,480
767,000 The E.W. Scripps Co. , Cl. A † ..................... 2,254,980
6,340,749
Real Estate — 1 .8%
84,000 Capital Properties Inc. , Cl. A ..................... 865,200
18,007 Gyrodyne LLC † ........................................ 155,761
17,500 Lamar Advertising Co. , Cl. A, REIT ............ 2,123,800
138,000 Millrose Properties Inc. , REIT ................... 3,934,380
89,200 Morguard Corp. ........................................ 7,419,632
33,000 Reading International Inc. , Cl. A † .............. 44,220
7,000 Reading International Inc. , Cl. B † .............. 68,670
29,000 Seritage Growth Properties , Cl. A † ............ 89,320
134,000 Tejon Ranch Co. † ..................................... 2,272,640
297,000 The St. Joe Co. ......................................... 14,166,900
78,000 Trinity Place Holdings Inc. † ...................... 3,900
31,144,423
Retail — 6 .7%
38,000 Advance Auto Parts Inc. ............................ 1,766,620
18,000 Arko Corp. ............................................... 76,140
100,000 AutoNation Inc. † ...................................... 19,865,000
120,000 Big 5 Sporting Goods Corp. ...................... 170,400
1,080 Biglari Holdings Inc. , Cl. A † ...................... 1,512,389
294,000 Copart Inc. † ............................................. 14,426,580
143,000 Hertz Global Holdings Inc. † ...................... 976,690
196,600 Ingles Markets Inc. , Cl. A .......................... 12,460,508
53,500 Lands' End Inc. † ...................................... 572,985
70,000 Movado Group Inc. ................................... 1,067,500
155,400 Nathan's Famous Inc. ............................... 17,184,132
65,200 Penske Automotive Group Inc. .................. 11,202,012
80,000 Pets at Home Group plc ............................ 287,707
474,200 Rush Enterprises Inc. , Cl. B ...................... 24,886,016
Shares
Market
Value
22,000 Salvatore Ferragamo SpA † ....................... $ 129,575
15,000 The Cheesecake Factory Inc. ..................... 939,900
107,000 Tractor Supply Co. .................................... 5,646,390
47,800 Village Super Market Inc. , Cl. A ................. 1,840,300
500 Winmark Corp. ......................................... 188,805
115,199,649
Specialty Chemicals — 1 .8%
3,200 Albemarle Corp. ....................................... 200,544
28,000 Ashland Inc. ............................................. 1,407,840
230,000 H.B. Fuller Co. .......................................... 13,834,500
35,400 Hawkins Inc. ............................................ 5,030,340
25,000 Huntsman Corp. ....................................... 260,500
5,600 NewMarket Corp. ..................................... 3,868,816
8,400 Quaker Chemical Corp. ............................. 940,296
8,300 Rogers Corp. † .......................................... 568,384
22,500 Sensient Technologies Corp. ..................... 2,216,700
2,500 Takasago International Corp. ..................... 121,176
91,200 The General Chemical Group Inc. † (a) ........ 0
80,000 Treatt plc .................................................. 284,962
55,000 Valvoline Inc. † .......................................... 2,082,850
30,816,908
Telecommunications — 0 .9%
10,000 Borussia Dortmund GmbH & Co. KGaA ..... 46,294
61,000 Gogo Inc. † ............................................... 895,480
3,500 IDT Corp. , Cl. B ........................................ 239,120
170,000 Liberty Global Ltd. , Cl. A † ......................... 1,701,700
122,000 Liberty Global Ltd. , Cl. C † ......................... 1,257,820
60,000 Liberty Latin America Ltd. , Cl. A † .............. 366,000
100 Liberty Latin America Ltd. , Cl. B † .............. 422
86,000 Nuvera Communications Inc. † .................. 950,300
82,000 Rogers Communications Inc. , Cl. B ........... 2,432,120
110,000 Shenandoah Telecommunications Co. ....... 1,502,600
55,000 Sunrise Communications AG , Cl. A ........... 3,099,880
35,500 Telephone and Data Systems Inc. .............. 1,263,090
42,856 VEON Ltd. , ADR † ..................................... 1,974,376
15,729,202
Transportation — 2 .9%
314,600 GATX Corp. .............................................. 48,309,976
18,600 Irish Continental Group plc ....................... 120,504
124,000 Navigator Holdings Ltd. ............................ 1,754,600
50,185,080
Wireless Communications — 0 .2%
48,200 United States Cellular Corp. † .................... 3,083,354
TOTAL COMMON STOCKS ........................ 1,697,133,044
CLOSED-END FUNDS — 0 .1%
38,500 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 597,520
32,229 The European Equity Fund Inc. .................. 329,703

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
CLOSED-END FUNDS (Continued)
100,000 The New Germany Fund Inc. ..................... $ 1,194,000
TOTAL CLOSED-END FUNDS .................... 2,121,223
PREFERRED STOCKS — 0 .2%
Automotive: Parts and Accessories — 0 .2%
79,000 Jungheinrich AG ....................................... 3,718,600
RIGHTS — 0.0%
Communications Equipment — 0.0%
60,500 Pineapple Energy Inc. , CVR † ..................... 3,630
WARRANTS — 0.0%
Diversified Industrial — 0.0%
140,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 2,660
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable — 0.0%
$ 200,000 AMC Networks Inc. ,
4.250% , 02/15/29 ................................. 169,000
U.S. GOVERNMENT OBLIGATIONS — 0 .7%
11,506,000 U.S. Treasury Bills,
4.203 % to 4.300% †† ,
09/11/25 to 09/25/25 ............................ 11,397,283
TOTAL INVESTMENTS — 100.0%
(Cost $ 436,345,288 ) ............................. $ 1,714,545,440
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust